Acquisition of business (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	8 Months Ended	12 Months Ended
	Nov. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Oct. 31, 2018	Sep. 28, 2018	Jun. 30, 2018
Disclosure of detailed information about business combination [line items]
Consolidated revenue			¥ 1,500,496
Consolidated profit			314,513
Goodwill		¥ 61,640	¥ 61,640			¥ 61,640
Zhenjiang Jianghe High School of Art [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					51.00%
Post-acquisition revenue		5,018
Post-acquisition net loss		¥ (2,009)
Percentage of equity interests	49.00%
Consideration transferred
Cash consideration paid to former shareholders				¥ 1,530
Deemed cash consideration to former shareholders				5,248
Total consideration	¥ 10,710			6,778
Identifiable assets acquired and liabilities assumed as of the date of acquisition
Cash and cash equivalents				903
Other current assets				16
Property and equipment, net				12,726
Intangible assets				18,091
Trade and other payables				(14,445)
Contract liabilities				(1,830)
Deferred tax liabilities recognised as of acquisition date				(4,523)
Total identifiable net assets acquired				10,938
Non-controlling interests arising from the acquisition				(4,160)
Total consideration	10,710			6,778
Analysis of the net cash outflow in respect of the acquisition
Cash consideration	¥ 10,710			6,778
Less: Deemed cash consideration to former shareholders				(5,248)
Cash acquired				(903)
Cash transferred				¥ 627